INCOME TAX - Summary of movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 29,211	$ 27,025
Deferred tax assets	37,863	29,211
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	8,465	3,100
Deferred tax (charged)/credited to other movement	(189)	(28)
Deferred tax (charged)/credited to accumulated deficit	(457)	337
Deferred tax (charged)/credited to currency translation	833	(1,223)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,876	10,493
Deferred tax (charged)/credited to profit or loss	(7,806)	0
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	113	(617)
Deferred tax assets	2,183	9,876
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,042	3,795
Deferred tax (charged)/credited to profit or loss	(177)	3,431
Deferred tax (charged)/credited to other movement	(19)	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	217	(184)
Deferred tax assets	7,063	7,042
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,026	2,289
Deferred tax (charged)/credited to profit or loss	2,103	(263)
Deferred tax (charged)/credited to other movement	22	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	0	0
Deferred tax assets	4,151	2,026
Unrealized profit in inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,176	0
Deferred tax (charged)/credited to profit or loss	5,077	3,139
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	200	37
Deferred tax assets	8,453	3,176
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,545	2,672
Deferred tax (charged)/credited to profit or loss	566	607
Deferred tax (charged)/credited to other movement	(192)	(28)
Deferred tax (charged)/credited to accumulated deficit	(457)	337
Deferred tax (charged)/credited to currency translation	22	(43)
Deferred tax assets	3,484	3,545
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,546	7,776
Deferred tax (charged)/credited to profit or loss	8,702	(3,814)
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	281	(416)
Deferred tax assets	$ 12,529	$ 3,546